Stock Option and Purchase Plans (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Stock Option And Purchase Plans (Additional Textual) [Abstract]
Options granted at price greater than market value	40,000	40,000	40,000
Exercise price of options granted at price greater than market value	$ 25.64	$ 26.53	$ 22.47
Employee Stock Purchase Plan
Stock Option And Purchase Plans (Textual) [Abstract]
Maximum Contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Shares issued from treasury stock under Employee Stock Purchase Plan	2,000	2,406	2,323
Employee stock purchase plan average price of shares purchased during period	$ 26.88	$ 22.17	$ 26.78
Shares available for issuance from treasury under the Employee Stock Purchase plan	71,351